Selling and Distribution	12 Months Ended
Dec. 31, 2013
Selling and Distribution [Abstract]
Selling and Distribution
19.   Selling and Distribution:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2011	2012	2013

Salaries	$ 63,247	65,584	$ 62,174
Depreciation	17,994	18,896	17,762
Vessel hire charges	13,493	16,535	13,918
Amortization of dry-docking costs	7,112	7,046	6,483
Vessel operating expenses	39,198	39,176	44,195
Bunkers consumption	32,709	35,788	30,805
Storage costs	7,052	6,859	13,209
Broker commissions	4,053	5,032	3,833
Provision/ (release of) for doubtful accounts	61	2,919	(881)
Other	7,927	12,401	10,099
Selling and Distribution expenses	$ 192,846	210,236	$ 201,597

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